UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Trust Company

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard E. Carlson
Title:    President
Phone:    (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                   11/12/03
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-0030                         John W. Bristol & Co., Inc.
     28-2418                         Voyageur Asset Management (MA) Inc.
     28-2588                         Klingenstein Fields & Co. LLC
     28-3877                         Fiduciary Trust Co. Intl.
     28-5814                         Baldwin Brothers
     28-2635                         Gardner, Russo & Gardner
     ---------------------------     -----------------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  29

Form 13F Information Table Value Total: $62,597
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                        FORM 13F INFORMATION TABLE
                        BRANDYWINE TRUST CO. 9/30/03


COLUMN 1                COLUMN  2      COLUMN 3     COLUMN 4          COLUMN 5        COLUMN 6          COLUMN 7       COLUMN 8

                               TITLE OF                     VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------                 -----            -----       --------   -------  --------   ----------  --------  ----  ------  ----
AT&T CORP NEW                  Common           00195750 5      745     34,563  SH         Sole        None       34,563
AT&T WIRELESS SERVICES INC     Common           00209A10 6      489     59,738  SH         Sole        None       59,738
ABBOTT LABS                    Common           00282410 0    2,181     51,250  SH         Sole        None       51,250
AMGEN CORP                     Common           03116210 0      555      8,603  SH         Sole        None        8,603
BP AMOCO PLC                   Sponsored ADR    05562210 4      487     11,576  SH         Sole        None       11,576
BAKER HUGHES INC               Common           05722410 7      316     10,691  SH         Sole        None       10,691
CAMPBELL SOUP CO               Common           13442910 9   12,468    470,487  SH         Sole        None      470,487
CISCO SYSTEMS                  Common           17275R10 2      282     14,401  SH         Sole        None       14,401
COCA COLA COMPANY              Common           19121610 0    1,098     25,568  SH         Sole        None       25,568
COMCAST CORP NEW CL A          Common           20030N10 1    1,851     60,054  SH         Sole        None       60,054
CONOCOPHILLIPS                 Common           20825C10 4      615     11,242  SH         Sole        None       11,242
EPIX MED INC                   Common           26881Q10 1      754     44,000  SH         Sole        None       44,000
EXXON MOBIL CORP               Common           30231G10 2    7,133    194,891  SH         Sole        None      194,891
GENERAL ELEC CO                Common           36960410 3    4,193    140,673  SH         Sole        None      140,673
IMCLONE SYS INC                Common           45245W10 9      556     14,285  SH         Sole        None       14,285
J P MORGAN CHASE & CO          Common           46625H10 0    2,251     65,565  SH         Sole        None       65,565
MAXIM INTEGRATED               Common           57772K10 1      840     21,328  SH         Sole        None       21,328
MERCK & CO INC                 Common           58933110 7    1,929     38,101  SH         Sole        None       38,101
MICROSEMI CORP                 Common           59513710 0      171     11,287  SH         Sole        None       11,287
MONSANTO COMPANY (NEW)         Common           61166W10 1    1,716     71,682  SH         Sole        None       71,682
NORTEL NETWORKS CORP  NEW      Common           65656810 2       82     19,979  SH         Sole        None       19,979
NORTHROP GRUMMAN CORP          Common           66680710 2      381      4,417  SH         Sole        None        4,417
ORACLE SYSTEMS CORP            Common           68389X10 5      934     82,991  SH         Sole        None       82,991
PFIZER INC                     Common           71708110 3   11,244    370,099  SH         Sole        None      370,099
PORTAL SOFTWARE INC            Common           73612610 3       35     11,904  SH         Sole        None       11,904
SCHLUMBERGER LTD               Common           80685710 8      491     10,136  SH         Sole        None       10,136
SUN MICROSYSTEMS               Common           86681010 4      108     32,770  SH         Sole        None       32,770
UNION PACIFIC CORP             Common           90781810 8      385      6,620  SH         Sole        None        6,620
WELLS FARGO AND COMPANY        Common           94974610 1    8,307    161,300  SH         Sole        None      161,300
                                                             62,597  2,060,201                              2,060,201.00



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